                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006(UNAUDITED)

  NUMBER OF
    SHARES     COMMON STOCKS (92.5%)                                                               VALUE
-------------                                                                                  -------------

               Biotechnology (28.5%)
   148,890     Amgen Inc.(a)*                                                                  $  11,302,240
    75,300     Amylin Pharmaceuticals, Inc.(a)*                                                    3,310,188
   123,500     Biogen Idec Inc.(a)*                                                                5,878,600
   211,000     BioMarin Pharmaceutical, Inc.(a)*                                                   3,382,330
   173,200     Celgene Corp.*                                                                      9,255,808
    59,900     Cephalon, Inc.(a)*                                                                  4,203,782
    39,510     Genentech, Inc.(a)*                                                                 3,291,183
   143,900     Gen-Probe Inc.*                                                                     6,888,493
   117,200     Genzyme Corp.*                                                                      7,912,172
   125,500     Gilead Sciences, Inc.*                                                              8,646,950
   393,600     Keryx Biopharmaceuticals, Inc.(a)*                                                  5,526,144
   204,500     MedImmune, Inc.(a)*                                                                 6,552,180
   186,000     NUVELO INC(a)*                                                                      3,429,840
    92,200     OSI Pharmaceuticals Inc.(a)*                                                        3,529,416
   290,100     PDL BioPharma Inc.(a)*                                                              6,129,813
   150,700     Vertex Pharmaceuticals Inc.*                                                        6,118,420
                                                                                               --------------
                                                                                                  95,357,559
                                                                                               --------------
               Chemicals: Major Diversified (2.1%)
   140,400     Bayer AG (ADR) (Germany)                                                            7,046,676
                                                                                               --------------

               Electronic Equipment/Instruments (1.2%)
    95,000     Thermo Electron Corp.(a)*                                                           4,072,650
                                                                                               --------------

               Hospital/Nursing Management (1.3%)
   603,100     Tenet Healthcare Corp.(a)*                                                          4,257,886
                                                                                               --------------

               Managed Health Care (2.2%)
    59,300     Caremark Rx, Inc.                                                                   2,919,339
    36,800     CIGNA Corp.                                                                         4,304,864
                                                                                               --------------
                                                                                                   7,224,203
                                                                                               --------------
               Medical Specialties (22.6%)
    29,900     Alcon, Inc. (Switzerland)                                                           3,171,792
   108,600     Bard (C.R.), Inc.                                                                   8,900,856
   248,000     Baxter International, Inc.                                                         11,400,560
    99,000     Beckman Coulter, Inc.(a)                                                            5,699,430
   166,400     Dade Behring Holdings, Inc.                                                         6,061,952
    95,980     Fisher Scientific International, Inc.(a)*                                           8,217,808
    30,000     Nobel Biocare Holding AG Bearer+                                                    8,212,735
   115,000     ResMed, Inc.(a)*                                                                    5,058,850
   145,400     Respironics, Inc.*                                                                  5,135,528
   147,400     Varian Medical Systems, Inc.*                                                       8,086,364
    78,500     Zimmer Holdings, Inc.(a)*                                                           5,652,785
                                                                                               --------------
                                                                                                  75,598,660
                                                                                               --------------
               Pharmaceuticals: Major (28.7%)
   139,300     Abbott Laboratories                                                                 6,618,143
   159,300     Johnson & Johnson                                                                  10,736,820
   174,740     Lilly (Eli) & Co.(a)                                                                9,787,187
   270,700     Merck & Co., Inc.                                                                  12,295,194
   185,100     Novartis AG (ADR) (Switzerland)                                                    11,241,123
   400,768     Pfizer, Inc.                                                                       10,680,467
    63,700     Roche Holding AG+                                                                  11,149,292
   544,300     Schering-Plough Corp.                                                              12,050,802
   281,000     Warner Chilcott LTD - Class A(a)*                                                   3,709,200
   147,400     Wyeth                                                                               7,521,822
                                                                                               --------------
                                                                                                  95,790,050
                                                                                               --------------
               Pharmaceuticals: Other (3.9%)
   161,600     Endo Pharmaceuticals Holdings, Inc.*                                                4,612,064
    71,400     Kos Pharmaceuticals, Inc.(a)*                                                       3,552,150
   145,300     Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(a)                               4,790,541
                                                                                               --------------
                                                                                                  12,954,755
                                                                                               --------------
               Services to the Health Industry (2.1%)
   101,800     Laboratory Corp. of America Holdings*                                               6,972,282
                                                                                               --------------

               TOTAL COMMON STOCKS
                 (Cost $234,866,450)                                                             316,943,341
                                                                                               --------------

               INVESTMENT TRUSTS/MUTUAL FUNDS (2.3%)
    96,400     iShares Nasdaq Biotechnology Index Fund(a)                                          7,668,620
                                                                                               --------------

  PRINCIPAL
  AMOUNT IN    SHORT-TERM INVESTMENTS (27.9%)
  THOUSANDS    REPURCHASE AGREEMENT (4.4%)
-------------
   $14,567     Joint repurchase agreement account
               5.295% due 11/01/06 (dated 10/31/06;
               proceeds $14,569,143) (b)
                (Cost $14,567,000)                                                                14,567,000
                                                                                               --------------

               SECURITY PURCHASED FROM
               SECURITIES LENDING COLLATERAL (A) (23.5%)
    78,687     The Bank of New York Institutional Cash Reserve Fund
                 (Cost $78,686,616)                                                               78,686,616
                                                                                               --------------

               TOTAL INVESTMENTS
                 (Cost $328,120,066)(c)                                             122.7%       410,196,957
               LIABILITIES IN EXCESS OF OTHER ASSETS                                (22.7)       (76,021,653)
                                                                             --------------    --------------
               NET ASSETS                                                           100.0%      $334,175,304
                                                                             ==============    ==============

------------------------------

ADR  American Depositary Receipt.

  *  Non-income producing security.

  +  Securities with a total market value of $19,362,027 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a)  As of October 31, 2006 all or a portion of this security with a total value of $82,232,286 was on loan and secured by collateral of $78,686,616 which was received as cash and subsequently invested in the Bank of New York
     Institutional Cash Reserve Fund as reported in the portfolio of investments. The remaining collateral of $6,302,516 was received in the form of U.S Government Obligations, which the Fund cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,493,281 and the aggregate gross unrealized depreciation is $2,416,390, resulting in net unrealized appreciation of $82,076,891.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2006
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 19, 2006
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5